OPERATING EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Sales and distribution expenses	$ 66,331,518	$ 54,727,281	$ 51,622,790
General and administrative expenses	$ 18,336,882	$ 17,348,952	$ 17,400,101